Benefit Plans - Investment of Fair Value of Plan Assets as a Percentage of the Total (Details)	Dec. 31, 2025	Dec. 31, 2024
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	62.70%	69.50%
Debt securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	28.50%	28.60%
Cash and cash equivalents
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	8.80%	1.90%